UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Diversified Select Real Asset Fund
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	March 31, 2019

Date of reporting period:	September 30, 2019

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Diversified Select Real Asset Fund
Semiannual Report
September 30, 2019
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Rev. 10/2019
EE11865PFI-02
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-02 | 10/2019
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes–information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Letter from the President 1
Financial Statements 2
Notes to Financial Statements 6
Schedule of Investments 12
Financial Highlights (includes performance information) 18
Shareholder Expense Example 20
Supplemental Information 21

Kamal Bhatia
President, Principal Funds
GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP
Dear Shareholder,
The frenzy about imminent recession seemed to peak in August, but there are still few clear signs of recovery. On the edges, though, economic momentum feels better. Pulling the economy back from the brink were robust household spending, solid labor markets, healthy wage growth, super-low long-term interest rates, and easier central bank policy.
In China, headlines described the August data as disappointing, with key sectors experiencing slower year-over-year growth than July, but there’s been monthly sequential progress since the low earlier this year. The Eurozone is a slightly different story. Preliminary results of
September business surveys were well below expectations. However, overall Euro-area bank loans and the money supply are rising, job growth is still okay, and households appear resilient. The Japanese economy surprised positively in the first half, but, like the Eurozone, is being worn down by the global slump. The U.S. may be the closest to a clear recovery from the world economic stumble of the last 20 months. Geopolitical risks are large and well known. But the biggest recession risk seems to be a deterioration in corporate profits.
We continue to believe that the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes. We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.
I am honored to join our team at Principal Funds to continue the heritage of serving you for your retirement and wealth management goals.
Our goal is to meet clients with a variety of capabilities that service their needs and exceed their expectations.
The continued demand for product innovation combined with superior execution skills has become a key differentiator in our business. Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.
1
Thanks for your continued trust and financial commitment to our funds family.
Sincerely,
Kamal Bhatia
President, Principal Funds

Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.
*
All data and market commentary from September 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist.

Statement of Assets and Liabilities
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Diversified
Select Real Asset Fund
Investment in securities--at cost ......................................................................................................................
$ 125,356
Foreign currency--at cost ..............................................................................................................................
$ 178
Assets
Investment in securities--at value  ...................................................................................................................... $ 127,108
Foreign currency--at value .............................................................................................................................. 176
Receivables:
Dividends and interest ............................................................................................................................. 463
Expense reimbursement from Manager ........................................................................................................... 62
Investment securities sold ......................................................................................................................... 159
Prepaid transfer agent fees .............................................................................................................................. 18
Prepaid expenses ........................................................................................................................................
40
Total Assets   128,026
Liabilities
Accrued management and investment advisory fees .................................................................................................... 177
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 37
Accrued valuation expenses ............................................................................................................................. 23
Cash overdraft ........................................................................................................................................... 1
Deposits from counterparty ............................................................................................................................. –
Payables:
Investment securities purchased .................................................................................................................. 722
Total Liabilities
961
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 127,065
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 125,000
Total distributable earnings (accumulated loss) .........................................................................................................
2,065
Total Net Assets
$ 127,065
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A: Net Assets ...................................................................................................................................... $ 253
Shares Issued and Outstanding .................................................................................................................... 10
Net Asset Value per share ......................................................................................................................... $ 25.35
Maximum Offering Price .........................................................................................................................
$ 26.90
Class Y: Net Assets ...................................................................................................................................... $ 126,558
Shares Issued and Outstanding .................................................................................................................... 4,987
Net Asset Value per share .........................................................................................................................
$ 25.38
Institutional: Net Assets ................................................................................................................................. $ 254
Shares Issued and Outstanding .................................................................................................................... 10
Net Asset Value per share .........................................................................................................................
$ 25.37

Statement of Operations
Principal Diversified Select Real Asset Fund
Period Ended September 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 423
Withholding tax ....................................................................................................................................... (17)
Interest ................................................................................................................................................. 371
Total Income 777
Expenses:
Management and investment advisory fees ........................................................................................................... 389
Registration fees - Class A ............................................................................................................................ 10
Registration fees - Class Y ............................................................................................................................ 14
Registration fees - Institutional ....................................................................................................................... 11
Shareholder reports - Class A ......................................................................................................................... 1
Shareholder reports - Class Y ......................................................................................................................... 1
Shareholder reports - Institutional .................................................................................................................... 1
Transfer agent fees - Class A .......................................................................................................................... 2
Transfer agent fees - Class Y .......................................................................................................................... 22
Transfer agent fees - Institutional ..................................................................................................................... 5
Custodian fees ......................................................................................................................................... 6
Directors' expenses .................................................................................................................................... 1
Professional fees ...................................................................................................................................... 37
Valuation expenses .................................................................................................................................... 23
Other expenses ........................................................................................................................................ 1
Total Gross Expenses 524
Less: Reimbursement from Manager ................................................................................................................. 30
Less: Reimbursement from Manager - Class A ....................................................................................................... 13
Less: Reimbursement from Manager - Class Y ....................................................................................................... 104
Less: Reimbursement from Manager - Institutional .................................................................................................. 17
Total Net Expenses 360
Net Investment Income (Loss) 417
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (62)
Foreign currency transactions ......................................................................................................................... (40)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 1,752
Translation of assets and liabilities in foreign currencies ............................................................................................. (2)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 1,648
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,065
(a)
Period from June 25, 2019, date operations commenced, through September 30, 2019.

Statement of Changes in Net Assets
Principal Diversified Select Real Asset Fund
(unaudited)

See accompanying notes.
Amounts in thousands
Principal Diversified Select Real Asset
Fund
Period Ended
September 30,
2019
(a)
Operations
Net investment income (loss) .................................................................................................................................. $ 417
Net realized gain (loss) on investments and foreign currencies ............................................................................................... (102)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies .............................
1,750
Net Increase (Decrease) in Net Assets Resulting from Operations 2,065
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... –
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
125,000
Total Increase (Decrease) in Net Assets 127,065
Net Assets
Beginning of period ............................................................................................................................................
–
End of period ..................................................................................................................................................
$ 127,065
Class A Class Y Institutional
Capital Share Transactions:
Period Ended September 30, 2019
(a)
Dollars:
Sold ....................................................................................... $ 250 $ 124,500 $ 250
Net Increase (Decrease) .........................................................................
$ 250 $ 124,500 $ 250
Shares:
Sold ....................................................................................... 10 4,987 10
Net Increase (Decrease) .........................................................................
10 4,987 10
Dividends and Distributions to Shareholders:
Period Ended September 30, 2019
(a)
From net investment income and net realized gain on investments ........................................... $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
(a)
Period from June 25, 2019, date operations commenced, through September 30, 2019.

Statement of Cash Flows
Principal Diversified Select Real Asset Fund
Period Ended September 30, 2019 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset
Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 2,065
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities ............................................................................... (132,880)
Proceeds from sale of investment securities ........................................................................ 13,285
Net sales or (purchases) of short term securities ..................................................................... (5,856)
Net accretion of bond discounts and amortization of premiums .......................................................... 33
Unrealized appreciation on investments ........................................................................... (1,752)
Net realized loss from investments ............................................................................... 62
Increase in accrued dividend and interest receivable .................................................................. (463)
Increase in investment securities sold ............................................................................. (159)
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager .................................. 118
Increase in investment securities purchased ........................................................................ 722
Net cash used in operating activities (124,825)
Cash Flows from Financing Activities:
Proceeds from shares sold ..................................................................................... 125,000
Net cash provided by financing activities 125,000
Net in crease in cash and foreign currency .......................................................................... 175
Cash and Foreign Currency:
Beginning of period ......................................................................................... $ –
End of period ..............................................................................................
$ 175
(a)
Period from June 25, 2019, date operations commenced, through September 30, 2019.

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)

1. Organization
Principal Diversified Select Real Asset Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund continuously offers three classes of shares: Class A, Class Y, and
Institutional. The Fund was organized as a Delaware statutory trust on September 21, 2018 pursuant to an Agreement and Declaration of
Trust governed by the State of Delaware. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s manager and advisor.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the
Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of
Trustees (the “Board”), and investors should not rely on any expectation of repurchase offers being made in excess of 5%. Investors should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded. There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (“the Distributor”)
(an affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class
A shares and $100,000 for Class Y and Institutional shares.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic
946, Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
Effective June 3, 2019, the initial purchase of $25,000 of Class A shares, $50,000 shares of Class Y shares, and $25,000 of Institutional shares was made by Principal Financial Services, Inc., an affiliate of the Manager.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager. The shares of other investment funds are referred to as the “Underlying Funds”.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board. Many factors, provided by independent

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)

pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.
In addition to the expenses the Fund bears directly, the Fund may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which it invests. Because the Underlying Funds have varied expense levels and the Fund may own different proportions of
Underlying Funds at different times, the amount of expense incurred indirectly by the Fund will vary. Expenses included in the statement of operations of the Fund do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment;
temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.
Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended September 30, 2019 , the Fund did not record any such tax benefit or expense in the accompanying financial statements.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)

3. Operating Policies
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Entities may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Unfunded Commitments. As of September 30, 2019, the Fund had unfunded commitments relating to potential future investments not currently held as reported below (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar quarter. These investments are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination
Security Name Unfunded Commitment
Brookfield Senior Mezzanine Real Estate Finance Fund
$5,000
Brookfield Super-Core Infrastructure Partners Fund
5,000

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)

of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board. The Valuation Committee meets at least monthly and reports directly to the Board. A pricing group (the “Pricing Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 39,912 $ — $ 39,912
Common Stocks
Basic Materials 3,288 4,885 — 8,173
Communications — 93 — 93
Consumer, Cyclical — 74 — 74
Consumer, Non-cyclical 1,843 1,516 — 3,359
Energy 16,985 2,814 — 19,799
Financial 9,708 6,381 — 16,089
Industrial 5,412 906 — 6,318
Technology 188 — — 188
Utilities 6,575 7,391 — 13,966
Investment Companies 6,077 — — 6,077
Senior Floating Rate Interests* — 1,309 — 1,309
Total $ 50,076 $ 65,281 $ — $ 115,357
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)

*For additional detail regarding sector classifications, please see the schedule of investments.
5. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisors of the Fund, which may be affiliates of the Manager. The annual rate paid by the Fund is based upon the aggregate average daily net assets
(“aggregate net assets”) of the Fund. The investment advisory and management fee schedule for the Fund is 1.70% of aggregate net assets up to $1.5 billion and 1.65% of aggregate net assets over $1.5 billion.
The Manager has agreed to waive 0.13% of the Fund’s investment advisory and management fees. It is expected that the fee waiver will continue through the period ending July 31, 2020; however, the Fund and the Manager, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
The Manager has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. It is expected that the fee waiver will continue through the period ending July 31, 2020;
however, the Fund and the Manager, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:
Amounts owed to the Fund under the terms of the expense limitation agreement are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate is 0.25% for Class A.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund in the Manager’s fund complex and is shown on the statement of operations. For the period ending September 30, 2019, the Fund’s CCO expenses were less than $500.
Sales Charges. The Distributor retains sales charges on sales of Class A shares based on declining rates which begin at 5.75%. For the period ended September 30, 2019, there were no sales charges retained by the Distributor.
6. Investment Transactions
For the period ended September 30, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and return of capital) by the Fund were as follows (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Investments Using NAV as a practical expedient
Private Investment Funds 11,751
Total investments in securities $ 127,108
Share Class Operating Expense Limit
Class A
2.07%
Class Y
1.57%
Institutional 1.77%
Purchases Sales
Principal Diversified Select Real Asset Fund $ 1 3 2,873 $ 13,248
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)

7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Price Date.
The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the
Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Price Date. During the period ended September 30, 2019, the Fund completed no quarterly repurchase offers.
8. Federal Tax Information
Federal Income Tax Basis. At September 30, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation/
(Depreciation)
Cost for Federal
Income Tax
Purposes
Principal Diversified Select Real Asset Fund $ 3,222 $ (1,469) $ 1,753 $ 125,35 5

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.78% Shares Held Value (000's)
Exchange-Traded Funds - 0.17%
SPDR S&P Global Natural Resources ETF 5,112 $ 221
Money Market Funds - 4.61%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 1.97%
(a)
5,856,418 5,856
TOTAL INVESTMENT COMPANIES $ 6,077
PRIVATE INVESTMENT FUNDS - 9.25% Shares Held Value (000's)
Diversified Financial Services - 2.95%
Sound Point CLO Fund, LP
( b)
N/A 3,751
Forest Products & Paper - 6.30%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
6,888 8,000
TOTAL PRIVATE INVESTMENT FUNDS $ 11,751
COMMON STOCKS - 53.56% Shares Held Value (000's)
Agriculture - 0.27%
Archer-Daniels-Midland Co 4,282 176
Bunge Ltd 3,051 173
$ 349
Biotechnology - 0.12%
Corteva Inc 5,557 156
Chemicals - 1.48%
CF Industries Holdings Inc 3,381 166
Ecolab Inc 1,805 357
FMC Corp 1,887 165
Israel Chemicals Ltd 36,096 181
K+S AG 10,301 143
Mosaic Co/The 8,861 182
Nutrien Ltd 3,229 161
OCI NV
(c)
7,423 175
Sociedad Quimica y Minera de Chile SA ADR 6,613 184
Yara International ASA 3,754 162
$ 1,876
Commercial Services - 1.07%
Atlantia SpA 14,811 358
China Merchants Port Holdings Co Ltd 296,000 445
Transurban Group 55,661 553
$ 1,356
Consumer Products - 0.13%
Avery Dennison Corp 1,410 160
Diversified Financial Services - 0.18%
Centuria Capital Group 149,635 222
Electric - 4.80%
Atlantica Yield PLC 23,741 572
AusNet Services 305,438 374
Clearway Energy Inc - Class C 16,221 296
Dominion Energy Inc 7,983 647
EDP - Energias de Portugal SA 116,378 452
Emera Inc 15,769 692
Hydro One Ltd
(d)
42,313 782
Red Electrica Corp SA 38,455 779
Spark Infrastructure Group 312,657 456
SSE PLC 45,880 702
Transmissora Alianca de Energia Eletrica SA 49,500 342
$ 6,094
Electronics - 0.44%
Badger Meter Inc 8,343 448
Watts Water Technologies Inc 1,247 117
$ 565
Energy - Alternate Sources - 0.56%
NextEra Energy Partners LP 5,698 301
Pattern Energy Group Inc 6,609 178
TerraForm Power Inc 13,042 238
$ 717
Engineering & Construction - 0.29%
Grupo Aeroportuario del Pacifico SAB de CV 22,000 212
Sydney Airport 29,630 161
$ 373
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 2.07%
AquaVenture Holdings Ltd
(c)
26,187 $ 509
China Water Affairs Group Ltd 428,000 332
Evoqua Water Technologies Corp
(c)
22,381 381
Pentair PLC 15,894 601
Tetra Tech Inc 9,301 807
$ 2,630
Food - 0.26%
Ingredion Inc 2,108 172
Wilmar International Ltd 59,300 160
$ 332
Forest Products & Paper - 1.07%
International Paper Co 4,167 174
Mondi PLC 8,378 161
Nine Dragons Paper Holdings Ltd 215,000 181
Oji Holdings Corp 34,900 164
Smurfit Kappa Group PLC 5,273 157
Stora Enso Oyj 14,550 175
Svenska Cellulosa AB SCA 18,876 168
UPM- Kymmene Oyj 6,034 178
$ 1,358
Gas - 0.97%
National Grid PLC 55,449 600
Snam SpA 124,207 628
$ 1,228
Healthcare - Products - 0.79%
Danaher Corp 6,969 1,006
Iron & Steel - 1.33%
ArcelorMittal 11,302 159
Evraz PLC 26,961 155
Fortescue Metals Group Ltd 30,233 180
JFE Holdings Inc 13,900 168
Nippon Steel Corp 11,600 163
Novolipetsk Steel PJSC 7,333 159
Nucor Corp 3,327 170
POSCO 935 177
thyssenkrupp AG 13,313 184
Vale SA ADR
(c)
14,814 170
$ 1,685
Lodging - 0.06%
City Developments Ltd 10,400 74
Machinery - Diversified - 1.49%
Ebara Corp 8,900 239
IDEX Corp 2,976 488
Mueller Water Products Inc - Class A 11,083 125
Xylem Inc/NY 13,152 1,047
$ 1,899
Mining - 2.56%
Agnico Eagle Mines Ltd 2,601 139
Anglo American PLC 7,541 173
Antofagasta PLC 15,451 170
Barrick Gold Corp 8,389 145
BHP Group Ltd 6,664 165
Franco-Nevada Corp 1,664 152
Freeport-McMoRan Inc 17,732 170
Glencore PLC
(c)
56,471 170
Kirkland Lake Gold Ltd 3,344 150
Korea Zinc Co Ltd 453 169
MMC Norilsk Nickel PJSC ADR 6,720 172
Newcrest Mining Ltd 6,537 151
Newmont Goldcorp Corp 4,085 155
Norsk Hydro ASA 51,454 181
Rio Tinto Ltd 2,761 173
South32 Ltd 91,617 162
Southern Copper Corp 5,156 176
Sumitomo Metal Mining Co Ltd 5,800 181
Teck Resources Ltd 9,551 155
Wheaton Precious Metals Corp 5,529 145
$ 3,254

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3.78%
BP PLC 26,751 $ 169
Canadian Natural Resources Ltd 6,807 181
Chevron Corp 1,384 164
CNOOC Ltd 109,000 167
ConocoPhillips 3,123 178
Ecopetrol SA ADR 10,320 176
Eni SpA 10,817 165
EOG Resources Inc 2,196 163
Equinor ASA 9,524 180
Exxon Mobil Corp 2,379 168
Gazprom PJSC ADR 23,617 163
Imperial Oil Ltd 6,628 173
LUKOIL PJSC ADR 2,028 168
Marathon Petroleum Corp 3,311 201
Neste Oyj 5,166 171
Novatek PJSC 840 170
Occidental Petroleum Corp 3,747 167
Petroleo Brasileiro SA ADR 12,026 174
Phillips 66 1,652 169
Pioneer Natural Resources Co 1,320 166
Repsol SA 11,193 175
Rosneft Oil Co PJSC 26,741 171
Royal Dutch Shell PLC - A Shares 5,880 172
Suncor Energy Inc 5,560 175
Tatneft PJSC ADR 2,451 156
TOTAL SA 3,260 170
Valero Energy Corp 2,164 185
Woodside Petroleum Ltd 7,527 164
$ 4,801
Oil & Gas Services - 0.26%
Halliburton Co 8,649 163
Schlumberger Ltd 5,024 172
$ 335
Packaging & Containers - 0.67%
Amcor PLC 16,594 162
DS Smith PLC 39,355 174
Packaging Corp of America 1,620 172
Sealed Air Corp 4,092 170
Westrock Co 4,767 173
$ 851
Pipelines - 10.98%
AltaGas Ltd 20,217 297
APA Group 58,506 453
Cheniere Energy Inc
(c)
15,092 952
Cheniere Energy Partners LP 5,232 238
Enbridge Inc 25,721 903
Energy Transfer LP 82,519 1,079
Enterprise Products Partners LP 39,389 1,126
EQM Midstream Partners LP 10,777 352
Gibson Energy Inc 17,278 297
Kinder Morgan Inc/DE 44,893 925
Magellan Midstream Partners LP 16,162 1,071
MPLX LP 39,197 1,098
ONEOK Inc 14,340 1,057
Pembina Pipeline Corp 6,175 229
Phillips 66 Partners LP 17,161 972
Plains All American Pipeline LP 52,280 1,085
Targa Resources Corp 9,685 389
Williams Cos Inc/The 59,193 1,423
$ 13,946
Real Estate - 1.48%
Aroundtown SA 23,169 189
Castellum AB 4,426 95
Entra ASA
(d)
4,504 71
Fabege AB 4,380 72
LEG Immobilien AG 1,087 124
Midea Real Estate Holding Ltd
(d)
28,600 69
Mitsubishi Estate Co Ltd 13,200 255
Mitsui Fudosan Co Ltd 2,400 60
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
New World Development Co Ltd 87,000 $ 113
Sun Hung Kai Properties Ltd 15,500 223
TLG Immobilien AG 2,757 75
Tokyo Tatemono Co Ltd 7,500 106
Vonovia SE 7,120 361
Wihlborgs Fastigheter AB 4,346 71
$ 1,884
REITs - 11.00%
AIMS APAC REIT 40,700 42
Alexandria Real Estate Equities Inc 1,538 237
Allied Properties Real Estate Investment Trust 3,400 137
Altarea SCA 219 45
American Homes 4 Rent 8,634 224
Americold Realty Trust 4,059 150
Apartment Investment & Management Co 3,379 176
Arena REIT 82,655 160
Big Yellow Group PLC 13,179 168
Centuria Industrial REIT 20,500 45
Centuria Metropolitan REIT 23,205 48
Centuria Metropolitan REIT
(c)
23,099 47
CFE Capital S de RL de CV 311,100 371
Crown Castle International Corp 3,897 542
CubeSmart 7,603 265
Daiwa Office Investment Corp 16 124
Dexus 13,775 111
Dream Industrial Real Estate Investment Trust 35,800 357
Duke Realty Corp 5,037 171
EPR Properties 4,670 359
Equinix Inc 523 302
Essential Properties Realty Trust Inc 6,745 155
Essex Property Trust Inc 824 269
Extra Space Storage Inc 1,811 212
Gecina SA 1,063 167
Goodman Group 30,207 289
HCP Inc 8,571 305
Healthcare Realty Trust Inc 4,690 157
Healthcare Trust of America Inc 10,535 310
Host Hotels & Resorts Inc 4,609 80
Independence Realty Trust Inc 25,716 368
Industrial & Infrastructure Fund Investment Corp 66 95
Industrial Logistics Properties Trust 10,261 218
Inmobiliaria Colonial Socimi SA 6,870 83
Investec Australia Property Fund
(c)
33,578 35
Invitation Homes Inc 16,648 493
Japan Hotel REIT Investment Corp 326 243
Japan Retail Fund Investment Corp 61 129
Kilroy Realty Corp 1,762 137
Klepierre SA 2,695 92
Lendlease Global Commercial REIT
(c),(e)
55,500 35
Link REIT 26,000 287
Macquarie Mexico Real Estate Management SA
de CV
(d)
67,100 85
MCUBS MidCity Investment Corp 184 202
Merlin Properties Socimi SA 16,998 237
Minto Apartment Real Estate Investment Trust 5,800 99
NewRiver REIT PLC 33,403 80
NSI NV 3,251 140
Physicians Realty Trust 14,738 262
PLA Administradora Industrial S de RL de CV 79,900 123
Prologis Inc 6,321 539
Prologis Property Mexico SA de CV 31,100 65
Rayonier Inc 6,080 171
Rexford Industrial Realty Inc 2,955 130
Sabana Shari'ah Compliant Industrial Real Estate
Investment Trust
520,000 171
Sabra Health Care REIT Inc 15,426 354
Segro PLC 39,591 395
Sekisui House Reit Inc 329 295
Simon Property Group Inc 557 87

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Stockland 44,784 $ 138
STORE Capital Corp 7,719 289
Summit Industrial Income REIT 828 8
Sun Communities Inc 2,387 354
Sunstone Hotel Investors Inc 6,160 85
Taubman Centers Inc 1,025 42
Terreno Realty Corp 1,700 87
UNITE Group PLC/The 6,859 92
United Urban Investment Corp 146 280
VICI Properties Inc 9,198 208
Welltower Inc 4,808 436
Weyerhaeuser Co 10,429 289
$ 13,983
Software - 0.15%
InterXion Holding NV
(c)
2,311 188
Telecommunications - 0.07%
Eutelsat Communications SA 5,016 93
Water - 5.23%
Aguas Andinas SA 1,064,962 582
American Water Works Co Inc 9,328 1,159
Aqua America Inc 26,028 1,167
Guangdong Investment Ltd 222,000 435
Middlesex Water Co 4,669 303
Pennon Group PLC 21,834 222
SJW Group 4,165 284
Suez 50,134 788
United Utilities Group PLC 63,356 643
Veolia Environnement SA 28,804 730
York Water Co/The 7,576 331
$ 6,644
TOTAL COMMON STOCKS $ 68,059
BONDS - 31.41%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 23.52%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 $ 1,000 $ 833
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
2,000 1,791
BANK 2018-BNK15
4.80%, 11/15/2061
(f)
2,000 2,234
BANK 2019-BNK20
0.84%, 09/15/2061
(f)
15,200 1,055
BENCHMARK 2018-B6 Mortgage Trust
3.27%, 10/10/2051
(d),(f)
1,000 940
3.27%, 10/10/2051
(d),(f)
550 474
Benchmark 2019-B12 Mortgage Trust
3.00%, 08/15/2052
(d)
2,391 2,215
Cantor Commercial Real Estate Lending
2019-CF1
4.35%, 05/15/2052
(f)
1,000 1,084
CD 2017-CD4 Mortgage Trust
4.35%, 05/10/2050
(f)
2,000 2,147
Citigroup Commercial Mortgage Trust 2018-C6
5.24%, 11/10/2051
(f)
1,000 1,154
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,750 1,619
3.00%, 08/10/2056
(d)
1,400 991
Csail 2015-C2 Commercial Mortgage Trust
3.23%, 06/15/2057
(d)
500 384
4.34%, 06/15/2057
(f)
500 446
DBGS 2018-5BP Mortgage Trust
2.67%, 06/15/2033
(d)
2,000 1,995
1.00 x 1 Month USD LIBOR + 0.65%
GS Mortgage Securities Trust 2013-GCJ14
4.91%, 08/10/2046
(d),(f)
539 551
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(d),(f),(g)
$ 9,860 $ 998
3.00%, 07/10/2052
(d)
2,000 1,856
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),(f)
3,246 266
2.80%, 09/01/2052
(d)
1,500 1,343
JPMBB Commercial Mortgage Securities Trust
2014-C21
4.81%, 08/15/2047
(d),(f)
1,000 944
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.86%, 10/15/2048
(d),(e),(f)
500 105
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.79%, 05/15/2048
(f)
500 432
JPMCC Commercial Mortgage Securities Trust
2019-COR4
3.00%, 03/10/2052
(d),(f)
2,000 1,904
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(d),(f)
1,000 878
4.68%, 10/15/2048
(d),(f)
500 400
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(d)
500 402
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(d)
500 439
$ 29,880
Consumer Products - 0.24%
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(d)
350 309
Healthcare - Services - 0.57%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(d)
750 728
Insurance - 0.73%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(d)
207 193
10.13%, 08/01/2026
(d)
700 731
$ 924
Media - 0.98%
Cengage Learning Inc
9.50%, 06/15/2024
(d)
700 640
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(d)
700 606
$ 1,246
Miscellaneous Manufacturers - 0.48%
FXI Holdings Inc
7.88%, 11/01/2024
(d)
700 609
Mortgage Backed Securities - 2.30%
Freddie Mac STACR 2019-HQA3
9.56%, 09/25/2049
(d)
500 511
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac STACR Trust 2019-DNA2
12.52%, 03/25/2049
(d)
900 1,054
1.00 x 1 Month USD LIBOR + 10.50%
Freddie Mac STACR Trust 2019-DNA3
10.17%, 07/25/2049
(d)
250 281
1.00 x 1 Month USD LIBOR + 8.15%
Freddie Mac STACR Trust 2019-HQA2
13.27%, 04/25/2049
(d)
900 1,080
1.00 x 1 Month USD LIBOR + 11.25%
$ 2,926
Other Asset Backed Securities - 0.37%
Oaktree CLO 2019-4 Ltd
0.00%, 10/20/2032
(c),(d),(h)
500 477
1.00 x 3 Month USD LIBOR + 7.23%

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.57%
Staples Inc
10.75%, 04/15/2027
(d)
$ 700 $ 719
Software - 0.55%
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(d)
700 697
Telecommunications - 1.10%
Consolidated Communications Inc
6.50%, 10/01/2022 700 648
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(d)
700 749
$ 1,397
TOTAL BONDS $ 39,912
SENIOR FLOATING RATE INTERESTS
- 1.03%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.54%
GC EOS Buyer Inc
10.76%, 06/29/2026
( i )
$ 700 $ 685
US LIBOR + 2.75%
Telecommunications - 0.49%
West Corp
6.11%, 10/10/2024
( i )
700 624
US LIBOR + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,309
Total Investments $ 127,108
Other Assets and Liabilities -  (0.03)% (43)
TOTAL NET ASSETS - 100.00% $ 127,065
(a) Current yield shown is as of period end.
(b) Private Investment Funds have a quarterly redemption frequency and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $30,886 or 24.31% of net assets.
(e) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $140 or 0.11%
of net assets.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
(h) Security purchased on a when-issued basis.
( i ) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 25.82%
Financial 16.34%
Energy 15.58%
Industrial 11.74%
Utilities 11.00%
Basic Materials 6.44%
Money Market Funds 4.61%
Consumer, Non-cyclical 3.45%
Communications 2.64%
Consumer, Cyclical 1.17%
Technology 0.70%
Asset Backed Securities 0.37%
Investment Companies 0.17%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value Redemption Notice (days) Percent of Net Assets
BTG Pactual Open Ended Core US Timberland Fund, LP
(a)
07/01/2019 $ 8,000 $ 8,000 90 6.30%
Sound Point CLO Fund, LP
(b)
08/01/2019 4,000 3,751 60 2.95%
Total $ 11,751 9.25%
Amounts in thousands.
(a) Redemptions are subject to a two-year holding period from the acquisition date.
(b) Redemptions are subject to a one-year holding period from the acquisition date.

Glossary to the Schedule of Investments
September 30, 2019 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Principal Diversified Select Real Asset Fund
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended March 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End
of Period
PRINCIPAL DIVERSIFIED SELECT REAL ASSET FUND
Class A shares
2019(b) $ 25.00 $ 0.08 $ 0.27 $ 0.35 $ 25.35
Class Y shares
2019(b) 25.00 0.12 0.26 0.38 25.38
Institutional shares
2019(b) 25.00 0.10 0.27 0.37 25.37

See accompanying notes.

Financial Highlights (Continued)
Principal Diversified Select Real Asset Fund
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
Average Commission Rate
Paid
1.40% (c),(d) $ 253 2.07%  (e ),( f) 1.25% (e) 66.2% (e) $0.0041
1.52 (c) $ 126,558 1.5 7 (e ),( f) 1.82 (e) 66.2 (e) $0.0041
1.48 (c) 254 1.7 7 (e) ,(f) 1.55 (e) 66.2 (e) $0.0041
(a) Calculated based on average shares outstanding during the period.
(b) Period from June 25, 2019, date operations commenced, through September 30, 2019.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

Shareholder Expense Example
Principal Diversified Select Real Asset Fund
September 30, 2019 (unaudited)

As a shareholder of Principal Diversified Select Real Asset Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bear directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars)
of investing in Principal Diversified Select Real Asset Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to
September 30, 2019), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value June 25,
2019
Ending
Account Value
September 30,
2019
Expenses Paid
During Period
June 25, 2019 to
September 30,
2019
(a)
Beginning Account
Value April 1,
2019
Ending Account
Value September
30, 2019
Expenses Paid
During Period
April 1, 2019 to
September 30,
2019
(b)
Annualized
Expense
Ratio
Principal Diversified Select Real Asset Fund
Class A $ 1,000.00 $ 1,014.00 $ 5.52 $ 1,000.00 $ 1,014.65 $ 10.43 2.07%
Class Y 1,000.00 1,015.20 4.19 1,000.00 1,017.15 7.92 1.57
Institutional 1,000.00 1,014.80 4.73 1,000.00 1,016.15 8.92 1.77
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (June 25, 2019, to September 30, 2019), multiplied by 97/366 (to reflect the period since inception).
(b)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

FUND TRUSTEES AND OFFICERS
Under Delaware law, a Board of Trustees oversees the Fund. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each trustee also serves on the Board of Principal Variable Contracts Funds, Inc., Principal Funds, Inc., and Principal Exchange-Traded Funds. Each trustee generally serves an indefinite term until his or her successor is duly elected and qualified. Trustees considered to be “interested persons” as defined in the
Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager.
The following trustees are considered not to be “interested persons” as defined in the 1940 Act.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Elizabeth Ballantine
Trustee since 2019
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 129 Durango Herald, Inc.;
McClatchy Newspapers, Inc.
Leroy T. Barnes, Jr.
Trustee since 2019
Member, Audit Committee
1951
Retired. 129 McClatchy Newspapers, Inc.;
Frontier Communications,
Inc.; formerly, Herbalife Ltd.
Craig Damos
Trustee since 2019
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 129 None
Mark A. Grimmett
Lead Independent Trustee since 2019
Trustee since 2019
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
129 None
Fritz S. Hirsch
Trustee since 2019
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 129 MAM USA
Tao Huang
Trustee since 2019
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 129 Armstrong World Industries,
Inc. and Equity Lifestyle
Properties, Inc.
Karen (“Karrie”) McMillan
Trustee since 2019
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC.
Formerly, General Counsel, Investment Company
Institute
129 None
Elizabeth A. Nickels
Trustee since 2019
Member, Audit Committee
1962
Formerly, Executive Director, Herman Miller
Foundation; Formerly President, Herman Miller
Healthcare
129 SpartanNash; formerly:
Charlotte Russe; Follet
Corporation; PetSmart;
Spectrum Health Systems
Mary M. (“Meg”) VanDeWeghe
Trustee since 2019
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 129 Denbury Resources Inc.
and Helmerich & Payne;
Formerly: Brown Advisory;
B/E Aerospace; WP Carey;
Nalco (and its successor
Ecolab)

The following trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager.
Correspondence intended for each trustee who is other than an interested trustee may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Timothy M. Dunbar
Trustee since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
129 None
Patrick Halter
Trustee since 2019
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
129 None

The following table presents officers of the Fund.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Prior thereto, Attorney in Private Practice
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests trustee nominee suggestions from the committee members and management. In addition, the Committee will consider Trustee candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Trustee, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent trustee. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated June 25, 2019, and the Statement of Additional Information dated
June 25, 2019. These documents may be obtained free of charge by writing Principal Diversified Select Real Asset Fund, P.O. Box 219971,
Kansas City, MO 64121-9971, or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/interval-funds.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of June 30 and December 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Trustees (the “Board”) of the Principal Diversified Select Real Asset Fund (the “Fund”)
approved a sub-sub-advisory agreement between Principal Global Investors, LLC (the “Manager”), Tortoise Capital Advisers, L.L.C. (the
“Sub-advisor”) and Tortoise Credit Strategies, LLC (the “Sub-Sub-Advisor”) with respect to a private social infrastructure debt strategy of the Fund.
TCS Sub-Sub-Advisory Agreement – Principal Diversified Select Real Asset Fund
On September 10, 2019, the Board considered whether to approve a sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”)
among the Manager, the Subadvisor and the Sub-Sub-Advisor with respect to a private social infrastructure debt strategy of the Fund.
Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-Sub-Advisory Agreement and, accordingly, recommended to the Board the approval of the Sub-Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Sub-Sub-Advisory Agreement.
Nature, Quality and Extent of Services.
The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Sub-Advisory Agreement. The
Board considered the reputation, qualifications and background of the Sub-Sub-Advisor, the investment approach of the Sub-Sub-Advisor, the experience and skills of the Sub-Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor, which is an affiliate under common control with the Sub-Sub-Advisor, currently provides sub-advisory services to an investment sleeve of the Fund and an investment sleeve of a series of Principal Funds, Inc., and that the Board had reviewed and recommended for renewal those sub-advisory agreements at their
September 2019 meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-
advisors (including sub-sub-advisors) and that the Manager recommended the Sub-Sub-Advisor based upon that program.
Investment Performance.
The Board reviewed the historical oneyear and since inception (January 27, 2017) performance returns, gross and net of Fund expenses, as of June 30, 2019 of a portfolio that the Sub-Sub-Advisor currently manages in accordance with the Sub-Sub-Advisor’s proposed investment strategy for the Fund, as compared to the historical performance returns of a relevant benchmark index and two relevant Morningstar categories. The Board concluded, based upon the information provided, that the Sub-Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability.
The Board considered the proposed sub-sub-advisory fee, noting that the Sub-Advisor would compensate the Sub-Sub-Advisor from its own sub-advisory fee and, in turn, that the Manager compensates the Sub-Advisor from its own management fee, so that shareholders would pay only the management fee. The Board noted that the proposed sub-sub-advisory fee schedule includes breakpoints and concluded that the sub-sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The
Board considered the Manager’s statement that it found the proposed sub-advisory and sub-sub-advisory fee schedules to be competitive.
The Board also considered that the Sub-Sub-Advisor’s appointment was contingent upon the Fund’s shareholders approving the Sub-Sub-
Advisory Agreement, and that the Manager would cover the costs of filing and distributing an information statement. On the basis of the information provided, the Board concluded that the proposed sub-sub-advisory fee was reasonable.
Other Benefits.
The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Sub-Advisor. The Board noted that the Sub-Advisor and the Sub-Sub-Advisor will not utilize soft dollars in connection with the services provided to the Fund. The Board further noted the Manager’s statement that there would be no known fall-out benefits.
Overall Conclusions.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Sub-Advisory
Agreement were fair and reasonable, and that approval of the Sub-Sub-Advisory Agreement was in the best interests of the Fund. Accordingly, the Board approved the Sub-Sub-Advisory Agreement.

Action by Written Consent of Shareholders of
Principal Diversified Select Real Asset Fund
In Lieu of Meeting
September 11, 2019
Approval of a Sub-Sub Advisory Agreement pursuant to which Tortoise Credit Strategies, LLC would provide investment management services to Principal Diversified Select Real Asset Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal
Diversified Select Real Asset Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2019 Principal Financial Services, Inc. | INF100SAR-0 | 09/2019 | 949589

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Diversified Select Real Asset Fund

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	11/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	11/15/2019

By	/s/ Tracy W. Bollin
            Tracy W. Bollin, Chief Financial Officer

Date	11/15/2019